Business Segment and Disaggregation of Revenue	12 Months Ended
Mar. 31, 2025
Business Segment and Disaggregation of Revenue [Abstract]
BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

NOTE 3 — BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

A summary of the Company’s revenue disaggregated by major service lines and timing of revenue recognition of the years ended March 31, 2023, 2024 and 2025, respectively, are as follow:

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Sales of finished goods	18,110,016	16,730,463	16,402,720
Sales for tooling	502,518	393,315	236,023
	18,612,534	17,123,778	16,638,743

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company has one reportable business segments. Sales are based on the countries in which the customers are from overseas including United States of America, United Kingdom and Europe. Summarized financial information concerning our geographic segments is shown in the following tables:

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
United States of America	12,810,726	12,389,864	14,854,985
United Kingdom	1,517,635	953,375	1,095,388
Europe	4,284,173	3,780,278	688,370
Others	—	261	—
	18,612,534	17,123,778	16,638,743